Interest	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Interest

15 - INTEREST

	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2014
	$	$	$

Interest income	55,436	81,521	70,621
Interest expense	(4,163)	(5,459)	(10,002)
Total	51,273	76,063	60,619